Convertible Debentures	12 Months Ended
Dec. 31, 2022
Fair Value [Abstract]
Convertible Debentures

Note 12 – Convertible Debentures

	December 31,
Convertible Debentures	2022	2021
December 2020 Convertible Debenture	$-	$-
May 2022 Convertible Debenture	-	-
August 2022 Convertible Debenture	2,238,897	-
December 2022 Convertible Debenture	1,822,838	-
	$4,061,735	$-

December 2020 Convertible Debenture and Warrants

On December 14, 2020, the Company completed a private placement with net proceeds of $1,540,000 in exchange for the issuance of i) a 9% senior secured convertible debenture (the “2020 Convertible Debenture” or “Debenture”) in the principal amount of $1,600,000, which is convertible up to 800,000 ADSs at $2.00 per ADS at any time, matures 30 months from the date of issuance and accrues interest at 9% per annum payable quarterly in cash or, in lieu of cash payment, in the Company’s ADSs, subject to adjustment and certain customary equity conditions; ii) a 2-year warrant (“Series B Warrant”) to purchase 5,000,000 ADS at an exercise price of $2.00 per ADS; iii) a warrant to purchase 1,200,000 ADS (“Series A Warrant”) until December 14, 2027 at an exercise price of $2.45 per ADS; and iv) a 7-year warrant to purchase 7,500,000 ADS (“Series C Warrant”, together with Series A Warrant and Series B Warrant, the “December 2020 Warrants”) at an exercise price of $2.45 per ADS. The exercisability of Series C Warrant shall vest ratably from time to time in proportion to the exercise of the Series B Warrant by the holder. Further, for each $1 million of subscription amount under the 2020 Convertible Debenture and the Series B Warrant, the purchaser shall receive a certificate representing 50,000 ADSs (or such lesser number on a ratable basis if the subscription amount is less than $1 million). Both the Debenture and the December 2020 Warrants include a full ratchet anti-dilution provision, and contain a beneficial ownership limitation on such conversion or exercise.

The Company follows Accounting for Certain Financial Instruments with Down Round Features. The detachable December 2020 Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of December 2020 Warrants is measured by using Binomial Option Pricing Model and Black-Scholes Merton Valuation Model with the assumptions below on the date of issuance, with no subsequent adjustment of fair value in accordance with ASC 815.

	Series A	Series B	Series C
Expected term in years	7	2	7
Stock price	$2.32	$2.40	$2.40
Expected dividend yield	0%	0%	0%
Volatility	46.68%	49.61%	46.68%
Risk-free interest Rate	0.63%	0.20%	0.63%
Initial fair value per share	$1.01	$0.58	$0.83

F-32

In accordance with ASC 470-20, Debt with Conversion and Other Options, the net proceeds of $1,540,000 were allocated to Convertible Debenture, the detachable Series A, B and C December 2020 Warrants on their relative fair value basis, in the amount of approximately $206,000, $157,000, $375,000 and $802,000, respectively.

For the holder of the Debenture, conversion price results in BCF that is separated as an equity component and assigned a value of approximately $206,000 as a debt discount. Debt discount is amortized using the effective interest rate method over the period from the issuance date through the stated redemption date.

The issuance costs are allocated in the same proportion as the proceeds are allocated to the debt and warrants. Issuance costs allocated to the equity-classified warrants in an aggregate of $77,500 were charged to stockholders’ equity.

The Debenture is recognized initially at fair value, net of debt discounts including original issue discount of $60,000 and allocation of proceeds to BCF and the detachable Series A and Series B Warrants of $737,000, in an aggregate of approximately $803,000 on the date of issuance. As the vesting of Series C Warrants is contingent upon the exercise of Series B Warrants, debt discounts related to allocation of proceeds to Series C Warrants will be deferred and recognized until Series C Warrants are vested on a proportional basis.

On January 29, 2021, the Debenture along with accrued interest of $11,600 was fully converted into 889,667 Class A ordinary shares, as represented by ADSs. The Company recognized interest expense of approximately $796,000 and $20,000 for the years ended December 31, 2021 and 2020, respectively, including interest relating to contractual interest obligation approximately of $12,000 and $7,000, respectively and amortization of the debt discounts and debt issuance cost approximately of $784,000 and $13,000, respectively. As a result of discounts amortization, the Debenture was in the carrying value of zero and approximately $816,000 as of December 31, 2020. As of December 31, 2022 and 2021, there was no such Debenture outstanding.

As a result of January 2021 Call Options as discussed in Note 13, exercise price of Series A and Series C Warrants was adjusted from $2.45 to $2.00. In accordance with ASC 260-10-25-1, Earnings per Share-Overview-Recognition, when a down round feature is triggered, the Company recognized the effect of the down round feature in an aggregate of $743,500, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2021.

During the year ended December 31, 2021, as a result of full exercise of December 2020 Warrants, the Company received the proceeds of $27.4 million in exchange for the issuance of 14,200,000 Class A ordinary shares, as represented by ADSs.

May 2022 Convertible Debenture

On May 17, 2022, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with ATW Opportunities Master Fund, L.P. (the “Purchaser”), pursuant to which the Company received net proceeds of $1,955,000 in consideration of the issuance of Convertible Debenture (the “May 2022 Debenture”) in the principal amount of $2,100,000. The Debenture matures on November 17, 2024, bears interest at a rate of 8% per annum to the extent such interest is paid in cash or 12.0% to the extent such interest is paid in ADSs at the Company’s election, and is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price is the lesser of $1.00 or 85% of the lowest trade price in the last ten (10) trading days immediately prior to conversion , in no event that the conversion price shall be lower than $0.75, subject to adjustment, per ADS. Interest is payable quarterly. Upon the conversion of all of this Debenture prior to the maturity date, the Holder shall be entitled to receive all interest which would have accrued on the principal amount being converted after the date of such conversion, in any combination of cash or ADSs at the Company’s election (the “Interest Make-Whole”).

The Debenture and include a full ratchet anti-dilution provision, and contain a beneficial ownership limitation on such conversion. As part of consideration of entering into the Securities Purchase Agreement, the Company agreed to extend the February 2021 and December 2021 Warrants termination dates as follows: (i) the termination date for the Series D American Depositary Shares Purchase Warrant shall be extended to February 18, 2028; (ii) the termination date for the Series E American Depositary Shares Purchase Warrant shall be extended to February 18, 2025; (iii) the termination date for the Series F American Depositary Shares Purchase Warrant shall be extended to February 18, 2028; and (iv) the termination date for the Series G American Depositary Shares Purchase Warrant shall be extended to December 13, 2028. Pursuant to the adoption of ASU 2021-04, the Company considered the guidance in in ASC 815-40-35-16 through ASC 815-40-35-18 regarding the modification or exchange of a freestanding equity-classified written call option, and recognized the incremental fair value of the warrants aforementioned as a debt discount or debt issuance cost in accordance with paragraph 815-40-35-17(b), in an amount of $1,330,000. The fair value of Series D, E and G Warrants immediately before the modification is estimated to be at $0.24, $0.09 and $0.29 per share, respectively by using Binomial Option Pricing Model with an expected term of 3.75, 0.75 and 4.57 years, respectively, a stock price of $1.07 per share, volatility of 58.23%, 91.63%, 57.98%, respectively, a risk free rate of 2.97%, 3.16% and 2.96%, respectively, and an expected dividend yield of 0%. The fair value of Series D, E and G Warrants after the modification is estimated to be at $0.35, $0.18 and $0.43 per share, respectively by using Binomial Option Pricing Model with an expected term of 5.75, 2.75 and 6.57 years, respectively, a stock price of $1.05 per share, volatility of 57.82%, 61.03% and 61.21%, respectively, a risk free rate of 2.96%, 2.97% and 2.97%, respectively, and an expected dividend yield of 0%.

The Company early adopted ASU 2020-06 on January 1, 2022. In accordance with ASC 815-15-25-1, the Interest Make-Whole feature is an embedded derivative that should be bifurcated and accounted for separately. As a result, the Company recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $625,000 which equals to the present value of the stated interest cash flows on the Consolidated Balance Sheets, with any changes in its fair value recognized in the earnings during period, and recorded the Debenture carried at the value of approximately $1,330,000 representing the difference between the proceeds received of $1,955,000 (net of debt original issue discount of $145,000) and the fair value of the derivative. Further, the Company charged the debt issuance cost of $1,330,000 against the proceeds.

Debt discount and debt issuance costs are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense of approximately $445,000 for the year ended December 31, 2022, resulting from the amortization of the debt discounts. During the year ended December 31, 2022, the May 2022 Convertible Debenture along with the Make-Whole interest of $630,000 were fully converted into an aggregate of 3,194,885 Class A ordinary shares. As of December 31, 2022, there was no such Debenture outstanding.

August 2022 and December 2022 Convertible Debentures

On August 9, 2022, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with ATW Opportunities Master Fund II, L.P. (the “Purchaser”), pursuant to which the Company received net proceeds of $3,300,000 on August 10, 2022 (the “First Closing’) in consideration of the issuance of Convertible Debenture (the “August 2022 Debenture”) in the principal amount of $3,500,000.

The Company also granted the Purchaser the right to purchase an additional $25 million of Debentures within 24-month anniversary of the First Closing Date (the “Subsequent Closings’), pursuant to which the Company received net proceeds of $2,840,000 on December 7, 2022 (the “Second Closing’) in consideration of the issuance of Convertible Debenture (the “December 2022 Debenture”) in the principal amount of $3,000,000.

August and December 2022 Convertible Debentures have the same terms as the May 2022 Convertible Debenture, except that they mature at the 36-month anniversary on August 10, 2025 and December 7, 2025, respectively. Upon issuance, the Company recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $1,241,000 and $1,051,000 on the Consolidated Balance Sheets for August and December 2022 Convertible Debentures, respectively, which equal to the present value of the stated interest cash flows, with any changes in its fair value recognized in the earnings during period, and recorded the Debentures carried at the value of approximately $2,059,000 and $1,789,000 for August and December 2022 Convertible Debentures, respectively, representing the difference between the proceeds received and the fair value of the derivative.

Debt discounts are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense aggregating approximately $214,000 for the year ended December 31, 2022, resulting from the amortization of the debt discounts.

Embedded Derivative Liability

In connection with the issuance of May 2022, August 2022 and December 2022 Convertible Debentures as discussed above, the Company separately measured their embedded Interest Make-Whole feature at its fair value, with changes in fair value recognized in earnings. The following represents a summary of all outstanding embedded derivatives in convertible debentures at period end.

	December 31,
Embedded Derivative Liability bifurcated from:	2022	2021
May 2022 Convertible Debenture	$-	$-
August 2022 Convertible Debenture	1,241,261	-
December 2022 Convertible Debenture	1,050,795	-
	$2,292,056	$-